Average number of employees - Summary of average number of employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of average number of employees [Line Items]
Average number of employees	47,458	46,807	51,029
Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,129	3,108	3,507
Australia and New Zealand [member]
Disclosure of average number of employees [Line Items]
Average number of employees	19,595	19,643	21,338
Australia and New Zealand [member] | Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	578	602	849
Canada [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	10,620	10,256	10,239
United Kingdom [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	287	309	487
Europe [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,418	1,505	1,722
Africa [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	4,758	4,730	6,145
Africa [Member] | Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,262	1,269	1,270
United States [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,792	3,429	3,196
Mongolia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	2,886	2,861	2,737
Indonesia [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,615	1,642	2,862
South America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,499	1,434	1,554
South America [Member] | Investment in equity accounted units [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,289	1,237	1,388
Other countries [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	988	998	749
Subsidiaries And Joint Operations [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	44,329	43,699	47,522
Subsidiaries And Joint Operations [Member] | Australia and New Zealand [member]
Disclosure of average number of employees [Line Items]
Average number of employees	19,017	19,041	20,489
Subsidiaries And Joint Operations [Member] | Canada [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	10,620	10,256	10,239
Subsidiaries And Joint Operations [Member] | United Kingdom [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	287	309	487
Subsidiaries And Joint Operations [Member] | Europe [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,418	1,505	1,722
Subsidiaries And Joint Operations [Member] | Africa [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,496	3,461	4,875
Subsidiaries And Joint Operations [Member] | United States [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,792	3,429	3,196
Subsidiaries And Joint Operations [Member] | Mongolia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	2,886	2,861	2,737
Subsidiaries And Joint Operations [Member] | Indonesia [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,615	1,642	2,862
Subsidiaries And Joint Operations [Member] | South America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	210	197	166
Subsidiaries And Joint Operations [Member] | Other countries [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	988	998	749